Condensed Financial Information of the Company - Condensed statements of comprehensive income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Condensed statements of comprehensive income
Net income/(loss)	¥ (729,829)	$ (106,585)	¥ 245,368	¥ 245,936
Unrealized gain on available-for-sale investments, net of tax	1,676	245	(35,161)	23,319
Foreign currency translation adjustment	10,343	1,511	(6,591)	86,458
Comprehensive income/(loss) attributable to OneSmart International Education Group Limited's shareholders	(717,810)	(104,829)	203,616	355,713
The Company | Reportable legal entities
Condensed statements of comprehensive income
Net income/(loss)	(729,829)	(106,585)	245,368	245,936
Unrealized gain on available-for-sale investments, net of tax	1,676	245	(35,161)	23,319
Foreign currency translation adjustment	10,343	1,511	(6,591)	86,458
Comprehensive income/(loss) attributable to OneSmart International Education Group Limited's shareholders	¥ (717,810)	$ (104,829)	¥ 203,616	¥ 355,713